Commitments and Contingencies (Details 2) (USD $)	Dec. 31, 2012
Minimum Lease Payment
2013	$ 63,484
2014	0
Total minimum lease payments	63,484
Less: Interest	(1,176)
Net minimum lease payments	62,308
Less: Current portion	(62,308)
Long-term portion of net minimum lease payments	$ 0